INTANGIBLE ASSETS, NET - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 20, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expenses		¥ 584,460	$ 84,739	¥ 491,032	¥ 621,174
Shengdu
INTANGIBLE ASSETS, NET
Amortization expenses	¥ 78,700
Intangible assets arising from the acquisition	1,051,000
Trademarks
INTANGIBLE ASSETS, NET
Intangible assets arising from the acquisition	1,050,000
Software
INTANGIBLE ASSETS, NET
Intangible assets arising from the acquisition	¥ 1,000